September 26, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II
1933	Act Registration No. 333 - 138490
1940	Act Registration No. 811 - 21977

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 463 (the “Amendment”) to the Trust’s registration statement on Form N-1A. This Amendment is being filed in order to register a new series of the Trust, to be known as the PowerShares Russell 1000 Equal Weight Portfolio.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel

Counsel